United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2006

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total: 593,821(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
SIMON PPTY GROUP INC NEW                   C   82880610  $38,408    456481SH           SOLE                                456481
STARWOOD HOTELS & RESORTS                  C   85590A20  $37,857    558940SH           SOLE                                558940
BOSTON PPTYS INC                           C   10112110  $33,210    356142SH           SOLE                                356142
HOST MARRIOTT CORP NEW                     C   44107P10  $32,364   1512325SH           SOLE                               1512325
AVALONBAY CMNTYS INC                       C   5348410   $28,414    260440SH           SOLE                                260440
PUBLIC STORAGE INC                         C   74460D10  $28,536    351295SH           SOLE                                351295
PROLOGIS TR                                C   74341010  $26,632    497793SH           SOLE                                497793
ARCHSTONE-SMITH TR                         C   39583109  $26,160    536395SH           SOLE                                536395
SL GREEN RLTY CORP                         C   78440X10  $24,406    240450SH           SOLE                                240450
TAUBMAN CTRS INC                           C   87666410  $22,964    551090SH           SOLE                                551090
FEDERAL RLTY INVT TR                       C   31374720  $22,604    300580SH           SOLE                                300580
REGENCY CTRS CORP                          C   75884910  $21,512    320163SH           SOLE                                320163
VORNADO RLTY TR                            C   92904210  $20,736    216000SH           SOLE                                216000
PAN PAC RETAIL PPTYS INC                   C   69806L10  $18,936    267080SH           SOLE                                267080
TRIZEC PPTYS INC                           C   89687P10  $18,578    722030SH           SOLE                                722030
MACERICH CO                                C   55438210  $17,889    241905SH           SOLE                                241905
EQUITY RESIDENTIAL                         C   29476L10  $16,947    362200SH           SOLE                                362200
AMB PPTY CORP                              C   00163T10  $15,750    290220SH           SOLE                                290220
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $14,893    299356SH           SOLE                                299356
LASALLE HOTEL PPTYS                        C   51794210  $11,923    290800SH           SOLE                                290800
MACK CALI RLTY CORP                        C   55448910  $12,002    250050SH           SOLE                                250050
BROOKFIELD PPTYS CORP                      C   11290010  $11,584    339200SH           SOLE                                339200
BRE PPTYS INC                              C   5.56E+13  $11,484    205075SH           SOLE                                205075
SUNSTONE HOTEL INVS INC NEW                C   86789210   $9,019    311307SH           SOLE                                311307
CARRAMERICA RLTY CORP                      C   14441810   $8,308    186235SH           SOLE                                186235
ESSEX PPTY TR                              C   29717810   $8,057     74100SH           SOLE                                 74100
MARRIOTT INTL INC NEW                      C   57190320   $6,975    101675SH           SOLE                                101675
GENERAL GROWTH PPTYS INC                   C   37002110   $7,198    147295SH           SOLE                                147295
PS BUSINESS PKS INC CALIF                  C   69360J10   $6,325    113100SH           SOLE                                113100
CAMDEN PPTY TR                             C   13313110   $6,072     84280SH           SOLE                                 84280
ARDEN RLTY INC                             C   3979310    $5,389    119400SH           SOLE                                119400
MAGUIRE PPTYS INC                          C   55977510   $5,006    137150SH           SOLE                                137150
KILROY RLTY CORP                           C   49427F10   $4,103     53100SH           SOLE                                 53100
PAYDEN & RYGEL EXTENDED MMKT               C   7049919J9  $4,395   4395057SH           SOLE                               4395057
FOREST CITY ENTERPRISES INC                C   34555010   $3,525     74770SH           SOLE                                 74770
POST PPTYS INC                             C   73746410   $3,840     86300SH           SOLE                                 86300
WEINGARTEN RLTY INVS                       C   94874110   $1,815     44550SH           SOLE                                 44550
STI CLASSIC FDS                            C   78476728        6      5846SH           SOLE                                  5846

</SEC-DOCUMENT>